Acquisitions, Investments and Disposals - Schedule of Changes in Noncontrolling Interest (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Noncontrolling Interests, Balance	$ 371,337	$ 319,950	$ 292,732
Purchase of noncontrolling interest in subsidiaries by the Group	(528)	(20)	(7,040)
Noncontrolling Interests, New Acquisitions	54		1,760
Noncontrolling Interest, Effect of changes in ownership of subsidiaries within the Group	675	880
Dividends declared to shareholders of noncontrolling interest	(32,113)
Noncontrolling interests share in subsidiaries' income from continuing operations	(317)	75,562	34,761
Noncontrolling Interests, Translation difference	23,168	(25,035)	(2,263)
Noncontrolling Interests, Balance	362,276	371,337	319,950
Noncontrolling interest acquired, Amount	528	(860)	5,280
Noncontrolling interest acquired, Cash paid	632	283	17,481
Southern Kuzbass Power Plant (SKPP) [Member]
Time Frame of acquisition		January-December	February-December
Noncontrolling interest acquired, percentage		0.02%	0.71%
Noncontrolling interest acquired, Amount		20	4,947
Noncontrolling interest acquired, Cash paid		283	16,505
Chelyabinsk Metallurgical Plant (CMP) [Member]
Time Frame of acquisition			January-February
Noncontrolling interest acquired, percentage			0.00%
Noncontrolling interest acquired, Amount			25
Noncontrolling interest acquired, Cash paid			10
Mechel-Carbon [Member]
Time Frame of acquisition			June
Noncontrolling interest acquired, percentage			0.79%
Noncontrolling interest acquired, Amount			5
Noncontrolling interest acquired, Cash paid			308
Other [Member]
Time Frame of acquisition			January-August
Noncontrolling interest acquired, Amount			303
Noncontrolling interest acquired, Cash paid			658
Effect of changes in ownership of subsidiaries within the Group [Member]
Time Frame of acquisition		January-December
Noncontrolling interest acquired, Amount		(880)
Izhstal [Member]
Time Frame of acquisition	October
Noncontrolling interest acquired, percentage	1.63%
Noncontrolling interest acquired, Amount	435
Noncontrolling interest acquired, Cash paid	595
Beloretsk Metallurgical Plant (BMP) [Member]
Time Frame of acquisition	March
Noncontrolling interest acquired, percentage	0.03%
Noncontrolling interest acquired, Amount	12
Noncontrolling interest acquired, Cash paid	33
Other [Member]
Time Frame of acquisition	July-August
Noncontrolling interest acquired, percentage	0.03%
Noncontrolling interest acquired, Amount	81
Noncontrolling interest acquired, Cash paid	$ 4